SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to estimate the fair values of the share options granted

	2019	2020	2021
Risk-free rate of return	1.68%~2.63%	0.10%-1.67%	0.84%
Contractual life of option	10 years	10 years	10 years
Expected term	6.25 years	6.25 years	6.25 years
Estimated volatility rate	30%~41%	34%-59%	39%
Dividend yield	Nil	Nil	Nil
Fair value per ordinary share	US$2.37~$3.40	US$2.95-$3.74	US$3.08

Schedule of restricted share unit

	Number of	Weighted
	Restricted	Average Grant Date
	Share Units	Fair Value
		US$
Restricted share units outstanding at January 1, 2019	—	—
Granted	3,050,427	3.90
Forfeited	(195,200)	3.10
Vested	(301,228)	4.60

Restricted share units outstanding at January 1, 2020	2,553,999	3.88
Granted	1,716,950	3.28
Forfeited	(565,116)	2.83
Vested	(638,052)	4.12

Restricted share units outstanding at December 31, 2020	3,067,781	3.69
Granted	1,552,040	5.27
Forfeited	(1,339,044)	4.35
Vested	(894,988)	3.89
Restricted share units outstanding at December 31, 2021	2,385,789	4.27

Schedule of share based compensation expense

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
General and administrative expenses	25,412	22,727	69,718
Selling and marketing expenses	24,772	40,562	50,532
Technology expenses	4,097	12,406	25,343
Total	54,281	75,695	145,593

Employee ownership plan of 1 Pharmacy Technology
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit

			Weighted average
	Number of Restricted	Weighted Average	remaining contractual	Aggregate intrinsic
	Share Units of LLPs	Grant Date Fair Value	term	value
		RMB
Non-vested restricted shares outstanding at January 1, 2020	—	—	—	—
Granted	32,500,000	14.19
Forfeited	—	—
Vested	—	—
Non-vested restricted shares outstanding at December 31, 2020	32,500,000	14.19	3.84	428,675
Granted	5,298,506	13.74
Forfeited	(6,150,869)	14.17
Vested	—	—
Non-vested restricted shares outstanding at December 31, 2021	31,647,637	14.12	2.94	395,595

Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of employee option activity under the Plan

			Weighted
		Weighted	average		The weighted-
		average	remaining	Aggregate	average grant-
	Number of	exercise	contractual	intrinsic	date fair value
	Options	price	term	value	of the options
		US$	Years	US$	US$
Outstanding at January 1, 2019	8,890,629	1.76	8.28	36,888
Granted	1,063,293	4.12			0.49
Forfeited	(2,086,050)	1.99
Expired	—	—
Exercised	(1,962,484)	0.76		3,220

Outstanding at December 31, 2019	5,905,388	2.44	7.96	22,807
Granted	965,000	2.58			1.06
Forfeited	(247,232)	2.10
Expired	—	—
Exercised	(325,190)	1.62		1,260

Outstanding at December 31, 2020	6,297,966	2.52	7.32	21,389
Granted	146,426	5.25			0.70
Forfeited	(355,175)	0.34
Expired	—	—
Exercised	(233,096)	1.94		588

Outstanding at December 31, 2021	5,856,121	2.55	6.32	349

Vested and exercisable as of December 31, 2021	4,136,123	2.36	5.94	335
Vested or expected to vest as of December 31, 2021	5,856,121	2.55	6.32	349

Non-Employee Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of employee option activity under the Plan

					The
			Weighted		weighted-
		Weighted	average		average
		average	remaining	Aggregate	grant-date
	Number of	exercise	contractual	intrinsic	fair value of
	Options	price	term	value	the options
		US$	Years	US$	US$
Outstanding at January 1, 2019	1,106,587	0.62	6.18	664
Granted	—	—			—
Forfeited	—	—
Expired	—	—
Exercised	(254,068)	0.60		115

Outstanding at December 31, 2019	852,519	0.62	5.23	549
Granted	—	—			—
Forfeited	—	—
Expired	—	—
Exercised	(781,894)	0.50		211

Outstanding at December 31, 2020	70,625	1.99	6.83	338
Granted	—	—			—
Forfeited	—	—
Expired	—	—
Exercised	—	—

Outstanding at December 31, 2021	70,625	1.99	5.83	—

Vested and exercisable as of December 31, 2021	61,875	1.99	5.76	—
Vested or expected to vest as of December 31, 2021	70,625	1.99	5.83	—